Allowance for Losses on Loans Credit Risk Profile Based on Payment Activity (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Nonaccrual loans by portfolio segment	173,427,000	210,465,000
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,468,534,000	7,804,613,000
Grade as percentage of total gross assets	94.90%	94.10%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	42,988,000	76,285,000
Grade as percentage of total gross assets	0.60%	0.90%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	352,916,000	415,550,000
Grade as percentage of total gross assets	4.50%	5.00%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,898,000	2,245,000
Grade as percentage of total gross assets	0.00%	0.00%
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,581,792,000	8,088,609,000
Grade as percentage of total gross assets	97.80%	97.50%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	272,905,000	370,294,000
Nonaccrual loans by portfolio segment	173,427,000	210,465,000
Percentage of Total Gross Loans	2.20%	2.50%
Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,779,264,000	6,218,878,000
Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		6,047,279,000
Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		171,599,000
Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,647,729,000	6,092,254,000
Grade as percentage of total gross assets	97.70%	98.00%
Single-family Residential [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	131,193,000	126,624,000
Percentage of Total Gross Loans	2.30%	2.00%
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Nonaccrual loans by portfolio segment	10,634,000	15,383,000
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		56,485,000
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		21,035,000
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		62,939,000
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Speculative [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	119,003,000	125,076,000
Grade as percentage of total gross assets	91.80%	89.00%
Construction, Speculative [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	10,634,000	15,383,000
Percentage of Total Gross Loans	8.20%	11.00%
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Nonaccrual loans by portfolio segment	539,000	635,000
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		279,851,000
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,151,000	279,216,000
Grade as percentage of total gross assets	99.70%	99.80%
Construction, Custom [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	539,000	635,000
Percentage of Total Gross Loans	0.30%	0.20%
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Nonaccrual loans by portfolio segment	13,477,000	37,339,000
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,888,000
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,840,000
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		110,964,000
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Acquisition and Development [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	111,200,000	163,353,000
Grade as percentage of total gross assets	89.20%	81.40%
Land, Acquisition and Development [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	13,477,000	37,339,000
Percentage of Total Gross Loans	10.80%	18.60%
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Nonaccrual loans by portfolio segment	5,149,000	8,843,000
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		162,670,000
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		476,000
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	136,695,000	154,303,000
Grade as percentage of total gross assets	96.40%	94.60%
Land, Consumer Lot Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	5,149,000	8,843,000
Percentage of Total Gross Loans	3.60%	5.40%
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Nonaccrual loans by portfolio segment	4,185,000	7,664,000
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		663,582,000
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,629,000
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		32,462,000
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Multi Family Housing [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	705,955,000	693,009,000
Grade as percentage of total gross assets	99.40%	98.90%
Multi Family Housing [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	4,185,000	7,664,000
Percentage of Total Gross Loans	0.60%	1.10%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Nonaccrual loans by portfolio segment	7,653,000	11,380,000
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		264,083,000
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,125,000
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		35,234,000
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial Real Estate Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	311,557,000	292,062,000
Grade as percentage of total gross assets	97.60%	96.20%
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	7,653,000	11,380,000
Percentage of Total Gross Loans	2.40%	3.80%
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Nonaccrual loans by portfolio segment	16,000	1,679,000
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		104,171,000
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,128,000
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,407,000
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		2,245,000
Commercial and Industrial Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,807,000	107,653,000
Grade as percentage of total gross assets	100.00%	98.50%
Commercial and Industrial Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	16,000	1,679,000
Percentage of Total Gross Loans	0.00%	1.50%
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Nonaccrual loans by portfolio segment	198,000	481,000
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		115,092,000
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,704,000	114,611,000
Grade as percentage of total gross assets	99.80%	99.60%
Home Equity Line of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	198,000	481,000
Percentage of Total Gross Loans	0.20%	0.40%
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Nonaccrual loans by portfolio segment	383,000	437,000
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		66,512,000
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		528,000
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		469,000
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Consumer Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,991,000	67,072,000
Grade as percentage of total gross assets	99.40%	99.40%
Consumer Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 383,000	$ 437,000
Percentage of Total Gross Loans	0.60%	0.60%